Federated Hermes Prime Cash Obligations Fund Expense Example - Automated Shares [Member] - Federated Hermes Prime Cash Obligations Fund - AS	Jul. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 55
Expense Example, with Redemption, 3 Years	173
Expense Example, with Redemption, 5 Years	302
Expense Example, with Redemption, 10 Years	$ 677